S000019843 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Overseas Core Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Overseas Core Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
Columbia Variable Portfolio - Overseas Core Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
Columbia Variable Portfolio - Overseas Core Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	$ 1,283